Balances and Transactions with Related Parties (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 22, 2021 Share $ / shares shares	Apr. 30, 2024 Share	Dec. 31, 2025 ILS (₪) Share Year ₪ / shares shares	Dec. 31, 2025 USD ($) Share Year shares	Dec. 31, 2024 Share
Disclosure of transactions between related parties [line items]
Number of options granted			1,834,304	1,834,304	625,158
Options vested | Year			7	7
Gilad Yavetz [Member]
Disclosure of transactions between related parties [line items]
Number of options granted	500,000		345,927	345,927
Options exercisable in to ordinary company shares | shares	500,000		345,927	345,927
Exercise price of options | (per share)	$ 71.89		₪ 84.6
Gilad Yavetz [Member] | Restricted share units [member]
Disclosure of transactions between related parties [line items]
Number of options granted			6,726	6,726	87,023
Description of options Vested					The RSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, so long as Gilad serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter.
Gilad Yavetz [Member] | Performance-based RSUs (“PSUs”) [Member]
Disclosure of transactions between related parties [line items]
Number of options granted			76,055	76,055
Gilad Yavetz [Member] | RSUs and PSUs [Member]
Disclosure of transactions between related parties [line items]
Percentage of options vested			25.00%	25.00%
Percentage of achievement of target yields			90.00%	90.00%
Percentage of vesting portion of tranche			50.00%	50.00%
Gilad Yavetz [Member] | RSUs and PSUs [Member] | Bottom of range [Member]
Disclosure of transactions between related parties [line items]
Percentage of linear interpolation far achievement			90.00%	90.00%
Gilad Yavetz [Member] | RSUs and PSUs [Member] | Top of range [Member]
Disclosure of transactions between related parties [line items]
Percentage of linear interpolation far achievement			100.00%	100.00%
Gilad Yavetz [Member] | Options vested one year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested			25.00%	25.00%
Gilad Yavetz [Member] | Options vest equally on quarterly basis during second year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested			25.00%	25.00%
Yair Seroussi
Disclosure of transactions between related parties [line items]
Number of options granted			51,574	51,574
Options exercisable in to ordinary company shares | shares			51,574	51,574
Exercise price of options | ₪ / shares			₪ 84.6
Gross Monthly Compensation			₪ 50,000	$ 14
Percentage of position of employment			40.00%	40.00%
Yair Seroussi | Restricted share units [member]
Disclosure of transactions between related parties [line items]
Number of options granted		14,233
Description of options Vested		The RSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, so long as Yair serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter.
Yair Seroussi | Performance-based RSUs (“PSUs”) [Member]
Disclosure of transactions between related parties [line items]
Number of options granted			11,339	11,339
Description of options Vested			The PSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, so long as Yair serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter.	The PSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, so long as Yair serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter.
Yair Seroussi | RSUs and PSUs [Member]
Disclosure of transactions between related parties [line items]
Percentage of achievement of target yields			90.00%	90.00%
Percentage of vesting portion of tranche			50.00%	50.00%
Yair Seroussi | RSUs and PSUs [Member] | Bottom of range [Member]
Disclosure of transactions between related parties [line items]
Percentage of linear interpolation far achievement			90.00%	90.00%
Yair Seroussi | RSUs and PSUs [Member] | Top of range [Member]
Disclosure of transactions between related parties [line items]
Percentage of linear interpolation far achievement			100.00%	100.00%
Yair Seroussi | Options vested one year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested			25.00%	25.00%
Yair Seroussi | Options vest equally on quarterly basis during second year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested			25.00%	25.00%
Board Members | Restricted share units [member]
Disclosure of transactions between related parties [line items]
Number of options granted		5,112
Description of options Vested		The RSUs, granted under the Company’s 2010 Plan, will vest in three equal annual instalments of 33 1/3%, with the first instalment to vest a year from the grant date and an additional 33 1/3% to vest on each annual anniversary of the vesting date thereafter.